Note 21 - Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified				1 Months Ended	0 Months Ended
	Feb. 28, 2014 Subsequent Event [Member] At the Company's Option Upon Delivery of Vessel [Member] Vessel Purchase [Member]	Feb. 28, 2014 Subsequent Event [Member] Vessel Purchase [Member]	Feb. 06, 2014 Subsequent Event [Member] Vessel Purchase [Member]	Feb. 06, 2014 Subsequent Event [Member] T	Dec. 16, 2013 Vessel Purchase [Member]
Note 21 - Subsequent Events (Details) [Line Items]
Size of Vessel (in US Ton)				50,000
Accounts Payable	$ 27,350	$ 3,500	$ 38,250
Payment to Purchase of Vessel					$ 7,400